Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before tax	£ 2,100	£ 1,874	£ 1,888
Non-cash items included in profit
– Depreciation and amortisation	290	296	501
– Provisions for other liabilities and charges	335	419	381
– Impairment losses	195	284	(228)
– Other non-cash items	(749)	1,497	(147)
– Pension charge for defined benefit pension schemes	13	28	38
Total adjustments to reconcile profit (loss)	84	2,524	545
Net change in operating assets and liabilities:
– Cash and balances at central banks	(88)	275	(659)
– Derivative assets	975	(726)	1,725
– Other financial assets at fair value through profit or loss	40	877	1,007
– Loans and advances to banks and customers	12,112	(9,966)	(971)
– Reverse repurchase agreements - non-trading	(3,224)	6,818	7,024
– Other assets	(141)	(574)	324
– Deposits by banks and customers	(13,504)	(3,128)	10,735
– Repurchase agreements - non-trading	704	(4,145)	(7,550)
– Derivative liabilities	(133)	174	(807)
– Other financial liabilities at fair value through profit or loss	102	(973)	(1,109)
– Debt securities in issue	962	3,120	(329)
– Other liabilities	(67)	(98)	(603)
Net change in operating assets and liabilities	(2,262)	(8,346)	8,787
Corporation taxes paid	(537)	(405)	(427)
Effects of exchange rate differences	(518)	1,383	(542)
Net cash flows from operating activities	(1,133)	(2,970)	10,251
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(385)	(496)	(613)
Proceeds from sale of property, plant and equipment and intangible assets	175	159	437
Purchase of financial assets at amortised cost and financial assets at FVOCI	(10,899)	(2,884)	(1,256)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	8,362	3,023	4,509
Net cash flows from investing activities	(2,747)	(198)	3,077
Cash flows from financing activities
Issue of other equity instruments	0	750	210
Issue of debt securities and subordinated notes	5,276	4,794	2,878
Issuance costs of debt securities and subordinated notes	(18)	(16)	(6)
Repayment of debt securities and subordinated notes	(3,539)	(3,076)	(11,914)
Disposal of non-controlling interests	0	0	(181)
Repurchase of other equity instruments	0	(985)	(210)
Dividends paid on ordinary shares	(1,530)	(1,014)	(1,358)
Dividends paid on preference shares and other equity instruments	(123)	(150)	(147)
Principal elements of lease payments	(47)	(26)	(25)
Net cash flows from financing activities	19	277	(10,753)
Change in cash and cash equivalents	(3,861)	(2,891)	2,575
Cash and cash equivalents at beginning of the year	46,484	49,254	46,697
Effects of exchange rate changes on cash and cash equivalents	(121)	121	(18)
Cash and cash equivalents at the end of the year	42,502	46,484	49,254
Cash and cash equivalents consist of:
Cash and balances at central banks	38,214	44,190	48,139
Less: restricted balances	(2,311)	(2,223)	(2,498)
Cash and bank balances at central banks less regulatory minimum cash balances	35,903	41,967	45,641
Other cash equivalents: Loans and advances to banks - Non-trading	878	904	1,074
Other cash equivalents: Reverse repurchase agreements	5,721	3,613	2,539
Cash and cash equivalents at the end of the year	£ 42,502	£ 46,484	£ 49,254